1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Depreciation and Amortization (Policies)	12 Months Ended
Dec. 31, 2020
Policies
Depreciation and Amortization:

Depreciation and Amortization:

Office machines, equipment and Company automobiles are recorded at cost and depreciated on a straight-line basis over a period of three to ten years. Leasehold improvements are amortized on a straight-line basis over five years or less depending on the term of the applicable lease. Depreciation and amortization expense for each of the three years ended December 31, 2020 was $4,837,876, $4,906,380 and $4,631,106, respectively.